Note 10 - Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at
December 31
was as follows:

	2018	2017	2016
Trade payable	$2,269,845	$504,229	$768,066
Payroll related liabilities (1)	595,720	112,913	628,378
Accrued liabilities	174,857	193,451	183,037
Lease commitment	-	-	44,863
	$3,040,422	$810,593	$1,624,344

(
1
) Payroll related liabilities at
December 31, 2016
includes
$450,000
of bonus payable to the CEO along with
$87,751
of past salaries due to some current and former employees of DenseLight.